LOSS PER ORDINARY SHARE	6 Months Ended
Jun. 30, 2023
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 9: — LOSS PER ORDINARY SHARE

Details of the number of shares and loss used in the computation of basic and diluted loss per share:

	Number of shares
	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Weighted number of Ordinary shares(*)	41,802,993	7,703,799

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Loss	$54,998	$10,222
Preferred shares dividend (see Note 5)	638	4,452
For the computation of basic and diluted loss per share	$55,636	$14,674
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,448,573 options to employees and consultants outstanding as of June 30, 2023 under the share-based compensation plan (4,854,232 as of June 30, 2022).
b.	1,195,671 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in business combinations and other transactions made by the Group in the current and previous periods. (1,600,499 as of June 30, 2022).
c.	27,660,146 Preferred shares outstanding as of June 30, 2022 (see Notes 1d. and 5).
d.	14,850,000 Warrants outstanding as of June 30, 2023.